Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Longeveron Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	On March 26, 2024, we effected a reverse stock split of the outstanding shares of our Class A common stock, par value $0.001 per share (“Class A common stock”), and the outstanding shares of our Class B common stock, par value $0.001 per share (“Class B common stock” and together with the Class A common stock, the “common stock”) on a one-for-10 basis (the “Reverse Split”). The Reverse Split reduced the aggregate number of outstanding shares of Class A common stock on a pre-reverse split basis from 10,342,760 to 1,101,254 on a post-reverse split basis, and the aggregate number of outstanding shares of Class B common stock on a pre-reverse split basis from 14,839,993 to 1,484,005 on a post-reverse split basis (subject to further adjustment due to the rounding up of fractional shares resulting from the Reverse Split). The number of authorized shares of the Company’s capital stock remains unchanged at 105,000,000 shares, consisting of 84,295,000 shares of Class A common stock, 15,705,000 shares of Class B common stock and 5,000,000 shares of preferred stock.As a result of the Reverse Split, every ten shares of our common stock, whether issued and outstanding or held by the Company as treasury stock, immediately prior to the filing and effectiveness of a certificate of amendment to our Certificate of Incorporation with the Secretary of State of the State of Delaware on March 26, 2024, was automatically combined and converted (without any further act) into one fully paid and nonassessable share of common stock. No fractional shares were issued in connection with the Reverse Split. Stockholders of record who otherwise were entitled to receive shares were entitled to rounding up of the fractional share to the nearest whole number of shares. The Reverse Split became effective at 11:59 p.m. Eastern Time on March 26, 2024, and had the effect of reducing the percentage of common stock to be held by our existing stockholders on a post-offering basis from 25.2% of our 100,000,000 authorized shares of common stock to 2.6% of our 100,000,000 authorized shares of common stock on an issued and outstanding basis.All share and per share numbers, option numbers, warrant numbers, and other derivative security numbers and exercise prices appearing in this registration statement have been adjusted to give effect to the Reverse Split in this filing, however, the Company’s annual, periodic and current reports, and all other information and documents incorporated by reference into this prospectus that were filed prior to March 19, 2024, do not give effect to the Reverse Split.
Entity Central Index Key	0001721484
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE